Maintenance rights and lease premium, net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Maintenance rights and lease premium, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Maintenance rights	$1,159,706	$1,336,440
Lease premium, net	283,612	340,967
	$1,443,318	$1,677,407
Movements in maintenance rights during the six months ended June 30, 2026 and 2025 were as follows:

	Six Months Ended June 30,
	2026	2025
Maintenance rights at beginning of period	$1,336,440	$1,669,742
EOL and MR contract maintenance rights expense	(88,052)	(36,035)
MR contract maintenance rights write-off due to maintenance liability release	(8,117)	(11,066)
EOL contract maintenance rights write-off due to cash receipt	(65,297)	(25,372)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(15,268)	(91,835)
Maintenance rights at end of period	$1,159,706	$1,505,434
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$742,187	$(458,575)	$283,612

	December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$790,042	$(449,075)	$340,967
Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the three months ended June 30, 2026 and 2025, we recorded amortization expense for lease premium assets of $26 million and $28 million, respectively. During the six months ended June 30, 2026 and 2025, we recorded amortization expense for lease premium assets of $54 million and $60 million, respectively.
Other intangibles, net
Other intangibles, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Customer relationships, net	$103,118	$113,706
Other intangible assets	3,733	4,083
	$106,851	$117,789
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2026 and December 31, 2025:

	June 30, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(256,882)	$103,118

	December 31, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(246,294)	$113,706
During the three months ended June 30, 2026 and 2025, we recorded amortization expense for customer relationships of $5 million. During the six months ended June 30, 2026 and 2025, we recorded amortization expense for customer relationships of $11 million.